Commodity forward contracts – Barter transactions (Tables)	12 Months Ended
Jun. 30, 2023
Commodity Forward Contracts [Abstract]
Fair value of commodity forward contracts
As of June 30, fair value of commodity forward contracts is as follows:

	2023	2022
Fair value of commodity forward contracts:
Assets
Purchase contracts	53,695	16,054
Sale contracts	61,166	16,746
	114,861	32,800
Liabilities
Purchase contracts	(206,881)	(14,995)
Sale contracts	(186)	(12,043)
	(207,067)	(27,038)

Main assumptions used in fair value calculation
The main assumptions used in the fair value calculation are as follows:

	Outstanding Volume (tons)	Average of contract prices R$/Bag	Average Market Prices (Corn R$/bag (ii); Soybean US$/bu(i))	Soybean market premium (US$/bu)	Freight (R$/ton)
Purchase Contracts
Soybean
As of June 30, 2022	81,379	147.65	14.52	0.4	358.55
As of June 30, 2023	449,847	127.95	13.16	(0.3)	293.65
Corn
As of June 30, 2022	181,475	67.47	86.95	N/A	381.00
As of June 30, 2023	303,432	65.25	56.04	N/A	282.23
Selling Contracts
Soybean
As of June 30, 2022	70,191	147.46	14.56	0.5	367.46
As of June 30, 2023	145,915	145.71	13.16	0.0	0.0
Corn
As of June 30, 2022	114,063	67.45	87.06	N/A	451.83
As of June 30, 2023	255,499	48.36	56.04	N/A	284.59
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(i)Market price published by Chicago Board of Trade which is a futures and options exchange in United States.
(ii)Market price published by B3 – Brasil, Bolsa, Balcão which is a futures, options and stock exchange in Brazil.